Covered Assets Aging Analysis of Non-Credit Impaired Loans (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	$ 491,592	$ 685,384
Single Family Residential [Member] | Acquired Non Impaired Assets [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	46,214
Loans and Leases Receivable, Covered Loans, Current	43,445
Loans and Leases Receivable, Covered Loans, 30 Days	1,034
Loans and Leases Receivable, Covered Loans, 60 Days	30
Loans and Leases Receivable, Covered Assets, 90 Days	1,705
Loans and Leases Receivable, Covered Assets, Past Due	2,769
Loans and Leases Receivable, Covered Loans, Ratio of Total Past Due Loans to Total Loans Receivable, Net of Charge Offs and Loans in Process	5.99%
Construction, Speculative [Member] | Acquired Non Impaired Assets [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	1,315
Loans and Leases Receivable, Covered Loans, Current	1,315
Loans and Leases Receivable, Covered Loans, 30 Days	0
Loans and Leases Receivable, Covered Loans, 60 Days	0
Loans and Leases Receivable, Covered Assets, 90 Days	0
Loans and Leases Receivable, Covered Assets, Past Due	0
Construction, Custom [Member] | Acquired Non Impaired Assets [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	0
Loans and Leases Receivable, Covered Loans, Current	0
Loans and Leases Receivable, Covered Loans, 30 Days	0
Loans and Leases Receivable, Covered Loans, 60 Days	0
Loans and Leases Receivable, Covered Assets, 90 Days	0
Loans and Leases Receivable, Covered Assets, Past Due	0
Land, Acquisition and Development [Member] | Acquired Non Impaired Assets [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	15,058
Loans and Leases Receivable, Covered Loans, Current	13,344
Loans and Leases Receivable, Covered Loans, 30 Days	487
Loans and Leases Receivable, Covered Loans, 60 Days	0
Loans and Leases Receivable, Covered Assets, 90 Days	1,227
Loans and Leases Receivable, Covered Assets, Past Due	1,714
Loans and Leases Receivable, Covered Loans, Ratio of Total Past Due Loans to Total Loans Receivable, Net of Charge Offs and Loans in Process	11.38%
Land, Consumer Lot Loans [Member] | Acquired Non Impaired Assets [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	654
Loans and Leases Receivable, Covered Loans, Current	527
Loans and Leases Receivable, Covered Loans, 30 Days	16
Loans and Leases Receivable, Covered Loans, 60 Days	0
Loans and Leases Receivable, Covered Assets, 90 Days	111
Loans and Leases Receivable, Covered Assets, Past Due	127
Loans and Leases Receivable, Covered Loans, Ratio of Total Past Due Loans to Total Loans Receivable, Net of Charge Offs and Loans in Process	19.42%
Multi Family Housing [Member] | Acquired Non Impaired Assets [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	34,906
Loans and Leases Receivable, Covered Loans, Current	33,398
Loans and Leases Receivable, Covered Loans, 30 Days	0
Loans and Leases Receivable, Covered Loans, 60 Days	0
Loans and Leases Receivable, Covered Assets, 90 Days	1,508
Loans and Leases Receivable, Covered Assets, Past Due	1,508
Loans and Leases Receivable, Covered Loans, Ratio of Total Past Due Loans to Total Loans Receivable, Net of Charge Offs and Loans in Process	4.32%
Commercial Real Estate Portfolio Segment [Member] | Acquired Non Impaired Assets [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	148,464
Loans and Leases Receivable, Covered Loans, Current	142,060
Loans and Leases Receivable, Covered Loans, 30 Days	1,527
Loans and Leases Receivable, Covered Loans, 60 Days	0
Loans and Leases Receivable, Covered Assets, 90 Days	4,877
Loans and Leases Receivable, Covered Assets, Past Due	6,404
Loans and Leases Receivable, Covered Loans, Ratio of Total Past Due Loans to Total Loans Receivable, Net of Charge Offs and Loans in Process	4.31%
Commercial and Industrial Loans [Member] | Acquired Non Impaired Assets [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	22,881
Loans and Leases Receivable, Covered Loans, Current	18,049
Loans and Leases Receivable, Covered Loans, 30 Days	3,606
Loans and Leases Receivable, Covered Loans, 60 Days	703
Loans and Leases Receivable, Covered Assets, 90 Days	523
Loans and Leases Receivable, Covered Assets, Past Due	4,832
Loans and Leases Receivable, Covered Loans, Ratio of Total Past Due Loans to Total Loans Receivable, Net of Charge Offs and Loans in Process	21.12%
Home Equity Line of Credit [Member] | Acquired Non Impaired Assets [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	21,730
Loans and Leases Receivable, Covered Loans, Current	20,339
Loans and Leases Receivable, Covered Loans, 30 Days	731
Loans and Leases Receivable, Covered Loans, 60 Days	391
Loans and Leases Receivable, Covered Assets, 90 Days	269
Loans and Leases Receivable, Covered Assets, Past Due	1,391
Loans and Leases Receivable, Covered Loans, Ratio of Total Past Due Loans to Total Loans Receivable, Net of Charge Offs and Loans in Process	6.40%
Consumer Portfolio Segment [Member] | Acquired Non Impaired Assets [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	1,199
Loans and Leases Receivable, Covered Loans, Current	1,123
Loans and Leases Receivable, Covered Loans, 30 Days	31
Loans and Leases Receivable, Covered Loans, 60 Days	8
Loans and Leases Receivable, Covered Assets, 90 Days	37
Loans and Leases Receivable, Covered Assets, Past Due	76
Loans and Leases Receivable, Covered Loans, Ratio of Total Past Due Loans to Total Loans Receivable, Net of Charge Offs and Loans in Process	6.34%
Acquired Non Impaired Assets [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	292,421	378,552
Loans and Leases Receivable, Covered Loans, Current	273,600
Loans and Leases Receivable, Covered Loans, 30 Days	7,432
Loans and Leases Receivable, Covered Loans, 60 Days	1,132
Loans and Leases Receivable, Covered Assets, 90 Days	10,257
Loans and Leases Receivable, Covered Assets, Past Due	$ 18,821
Loans and Leases Receivable, Covered Loans, Ratio of Total Past Due Loans to Total Loans Receivable, Net of Charge Offs and Loans in Process	6.44%